Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
NOTE 13 LONG-TERM DEBT

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2014	2013
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	–
	Fixed	7.500%	2026	199	199
Medium-term notes	Fixed	1.650% - 4.125%	2015 - 2024	9,250	8,750
	Floating	.634% - .722%	2018 - 2019	750	500
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Capitalized lease obligations, mortgage indebtedness and other(b)				190	167

Subtotal				13,189	11,416
Subsidiaries
Subordinated notes	Fixed	6.300%	2014	–	963
	Fixed	4.950%	2014	–	1,000
	Fixed	4.800%	2015	500	500
	Fixed	3.778%	2020	500	500
	Floating	.524%	2014	–	373
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2017 - 2026	11	13
	Floating	.236% - .507%	2015 - 2022	7,334	4,579
Bank notes	Fixed	1.100% - 2.125%	2017 - 2019	4,050	–
	Floating	–% - .713%	2015 - 2054	6,069	142
Capitalized lease obligations, mortgage indebtedness and other(b)				607	563

Subtotal				19,071	8,633

Total				$32,260	$20,049

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.47 percent, .31 percent and .85 percent, respectively.

(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $76.0 billion and $69.7 billion at December 31, 2014 and 2013, respectively, based on collateral available.

Maturities of long-term debt outstanding at December 31, 2014, were:

(Dollars in Millions)	Parent Company	Consolidated
2015	$1,750	$4,754
2016	1,931	6,343
2017	1,248	7,135
2018	1,497	3,524
2019	1,506	3,488
Thereafter	5,257	7,016

Total	$13,189	$32,260